Labor and Social Obligations - Movements in restricted stock units (Details) - 12 months ended Dec. 31, 2021 - Restricted stock units	Total	shares	EquityInstruments
Labor and social obligations
Outstanding, beginning balance	161,231
Granted	251,555		910,600
Vested	(177,331)		(688,041)
Restricted stocks units transferred		(92,561)
Effectively forfeited	(710)
Outstanding, ending balance	142,184		142,184